Revenues - Summary of Consolidated Net Revenues Disaggregated by Product Group, Geographical Region of Shipment and Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenues	$ 9,664	$ 8,347
Total revenues	9,664	8,347
Total revenues	9,664	8,347
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Total revenues	6,325	5,549
Total revenues	6,325	5,549
Total revenues	6,325	5,549
Sales Channel, Through Intermediary [Member]
Disaggregation of Revenue [Line Items]
Total revenues	3,339	2,798
Total revenues	3,339	2,798
Total revenues	3,339	2,798
Net Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues	9,461	8,175
Total revenues	9,461	8,175
Total revenues	9,461	8,175
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenues	151	133
Total revenues	151	133
Total revenues	151	133
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues	52	39
Total revenues	52	39
Total revenues	52	39
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,478	2,142
Total revenues	2,478	2,142
Total revenues	2,478	2,142
Americas [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,264	1,085
Total revenues	1,264	1,085
Total revenues	1,264	1,085
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenues	5,922	5,120
Total revenues	5,922	5,120
Total revenues	$ 5,922	$ 5,120